NUVEEN SANTA BARBARA DIVIDEND GROWTH FUND

NUVEEN SANTA BARBARA GLOBAL GROWTH FUND

NUVEEN SANTA BARBARA GROWTH FUND

NUVEEN SANTA BARBARA INTERNATIONAL GROWTH FUND

SUPPLEMENT DATED OCTOBER 31, 2012

TO THE PROSPECTUS DATED NOVEMBER 30, 2011

The last bullet point of the first paragraph of the section “How You Can Buy and Sell Shares—How to Reduce Your Sales Charge—Class A Sales Charge Waivers” is deleted in its entirety and replaced with the following bullet point:

—

Additional categories of investors. Purchases made (i) by investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; (ii) by clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services; and (iii) through a financial intermediary that has entered into an agreement with the Distributor to offer the Funds’ shares to self-directed investment brokerage accounts and that may or may not charge a transaction fee to its customers.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-SBP-1012P

NUVEEN SANTA BARBARA GLOBAL DIVIDEND GROWTH FUND

SUPPLEMENT DATED OCTOBER 31, 2012

TO THE PROSPECTUS DATED AUGUST 1, 2012

The last bullet point of the first paragraph of the section “How You Can Buy and Sell Shares—How to Reduce Your Sales Charge—Class A Sales Charge Waivers” is deleted in its entirety and replaced with the following bullet point:

—

Additional categories of investors. Purchases made (i) by investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; (ii) by clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services; and (iii) through a financial intermediary that has entered into an agreement with the Distributor to offer the Fund’s shares to self-directed investment brokerage accounts and that may or may not charge a transaction fee to its customers.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-SBGDGP-1012P

NUVEEN SANTA BARBARA INTERNATIONAL DIVIDEND GROWTH FUND

SUPPLEMENT DATED OCTOBER 31, 2012

TO THE PROSPECTUS DATED JUNE 11, 2012

The last bullet point of the first paragraph of the section “How You Can Buy and Sell Shares—How to Reduce Your Sales Charge—Class A Sales Charge Waivers” is deleted in its entirety and replaced with the following bullet point:

—

Additional categories of investors. Purchases made (i) by investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; (ii) by clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services; and (iii) through a financial intermediary that has entered into an agreement with the Distributor to offer the Fund’s shares to self-directed investment brokerage accounts and that may or may not charge a transaction fee to its customers.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-SBIDGP-1012P

NUVEEN SANTA BARBARA LONG/SHORT EQUITY FUND

SUPPLEMENT DATED OCTOBER 31, 2012

TO THE PROSPECTUS DATED NOVEMBER 30, 2011

The last bullet point of the first paragraph of the section “How You Can Buy and Sell Shares—How to Reduce Your Sales Charge—Class A Sales Charge Waivers” is deleted in its entirety and replaced with the following bullet point:

—

Additional categories of investors. Purchases made (i) by investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; (ii) by clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services; and (iii) through a financial intermediary that has entered into an agreement with the Distributor to offer the Fund’s shares to self-directed investment brokerage accounts and that may or may not charge a transaction fee to its customers.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-SLSEP-1012P

NUVEEN SYMPHONY INTERNATIONAL EQUITY FUND

NUVEEN SYMPHONY LARGE-CAP GROWTH FUND

NUVEEN SYMPHONY MID-CAP CORE FUND

NUVEEN SYMPHONY OPTIMIZED ALPHA FUND

SUPPLEMENT DATED OCTOBER 31, 2012

TO THE PROSPECTUS DATED JANUARY 31, 2012

The last bullet point of the first paragraph of the section “How You Can Buy and Sell Shares—How to Reduce Your Sales Charge—Class A Sales Charge Waivers” is deleted in its entirety and replaced with the following bullet point:

—

Additional categories of investors. Purchases made (i) by investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; (ii) by clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services; and (iii) through a financial intermediary that has entered into an agreement with the Distributor to offer the Funds’ shares to self-directed investment brokerage accounts and that may or may not charge a transaction fee to its customers.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-SYMPHP-1012P

NUVEEN TRADEWINDS EMERGING MARKETS FUND

NUVEEN TRADEWINDS GLOBAL ALL-CAP FUND

NUVEEN TRADEWINDS GLOBAL RESOURCES FUND

NUVEEN TRADEWINDS INTERNATIONAL VALUE FUND

NUVEEN TRADEWINDS JAPAN FUND

SUPPLEMENT DATED OCTOBER 31, 2012

TO THE PROSPECTUS DATED NOVEMBER 30, 2011

The last bullet point of the first paragraph of the section “How You Can Buy and Sell Shares—How to Reduce Your Sales Charge—Class A Sales Charge Waivers” is deleted in its entirety and replaced with the following bullet point:

—

Additional categories of investors. Purchases made (i) by investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; (ii) by clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services; and (iii) through a financial intermediary that has entered into an agreement with the Distributor to offer the Funds’ shares to self-directed investment brokerage accounts and that may or may not charge a transaction fee to its customers.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-GRWP-1012P

NUVEEN TRADEWINDS SMALL-CAP OPPORTUNITIES FUND

SUPPLEMENT DATED OCTOBER 31, 2012

TO THE PROSPECTUS DATED SEPTEMBER 29, 2011

The last bullet point of the first paragraph of the section “How You Can Buy and Sell Shares—How to Reduce Your Sales Charge—Class A Sales Charge Waivers” is deleted in its entirety and replaced with the following bullet point:

—

Additional categories of investors. Purchases made (i) by investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; (ii) by clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services; and (iii) through a financial intermediary that has entered into an agreement with the Distributor to offer the Fund’s shares to self-directed investment brokerage accounts and that may or may not charge a transaction fee to its customers.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-TSCOPP-1012P

NUVEEN WINSLOW LARGE-CAP GROWTH FUND

SUPPLEMENT DATED OCTOBER 31, 2012

TO THE PROSPECTUS DATED NOVEMBER 30, 2011

The last bullet point of the first paragraph of the section “How You Can Buy and Sell Shares—How to Reduce Your Sales Charge—Class A Sales Charge Waivers” is deleted in its entirety and replaced with the following bullet point:

—

Additional categories of investors. Purchases made (i) by investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; (ii) by clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services; and (iii) through a financial intermediary that has entered into an agreement with the Distributor to offer the Fund’s shares to self-directed investment brokerage accounts and that may or may not charge a transaction fee to its customers.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-WINSLP-1012P

NUVEEN SANTA BARBARA DIVIDEND GROWTH FUND

NUVEEN SANTA BARBARA GLOBAL GROWTH FUND

NUVEEN SANTA BARBARA GROWTH FUND

NUVEEN SANTA BARBARA INTERNATIONAL GROWTH FUND

SUPPLEMENT DATED OCTOBER 31, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2011

The following bullet point is added to the first paragraph of the section “Purchase and Redemption of Fund Shares—Class A Shares—Reduction or Elimination of Up-Front Sales Charge on Class A Shares—Elimination of Sales Charge on Class A Shares”:

—

investors purchasing through a financial intermediary that has entered into an agreement with the Distributor to offer the Funds’ shares to self-directed investment brokerage accounts and that may or may not charge a transaction fee to its customers.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-SBSAI-1012P

NUVEEN SANTA BARBARA GLOBAL DIVIDEND GROWTH FUND

SUPPLEMENT DATED OCTOBER 31, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 2012

The following bullet point is added to the first paragraph of the section “Purchase and Redemption of Fund Shares—Reduction or Elimination of Up-Front Sales Charge on Class A Shares—Elimination of Sales Charge on Class A Shares”:

—

investors purchasing through a financial intermediary that has entered into an agreement with the Distributor to offer the Fund’s shares to self-directed investment brokerage accounts and that may or may not charge a transaction fee to its customers.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-GDGSAI-1012P

NUVEEN SANTA BARBARA INTERNATIONAL DIVIDEND GROWTH FUND

SUPPLEMENT DATED OCTOBER 31, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 11, 2012

The following bullet point is added to the first paragraph of the section “Purchase and Redemption of Fund Shares—Reduction or Elimination of Up-Front Sales Charge on Class A Shares—Elimination of Sales Charge on Class A Shares”:

—

investors purchasing through a financial intermediary that has entered into an agreement with the Distributor to offer the Fund’s shares to self-directed investment brokerage accounts and that may or may not charge a transaction fee to its customers.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-IDGSAI-1012P

NUVEEN SANTA BARBARA LONG/SHORT EQUITY FUND

SUPPLEMENT DATED OCTOBER 31, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2011

The following bullet point is added to the first paragraph of the section “Purchase and Redemption of Fund Shares—Class A Shares—Reduction or Elimination of Up-Front Sales Charge on Class A Shares—Elimination of Sales Charge on Class A Shares”:

—

investors purchasing through a financial intermediary that has entered into an agreement with the Distributor to offer the Fund’s shares to self-directed investment brokerage accounts and that may or may not charge a transaction fee to its customers.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-LSESAI-1012P

NUVEEN SYMPHONY INTERNATIONAL EQUITY FUND

NUVEEN SYMPHONY LARGE-CAP GROWTH FUND

NUVEEN SYMPHONY MID-CAP CORE FUND

NUVEEN SYMPHONY OPTIMIZED ALPHA FUND

SUPPLEMENT DATED OCTOBER 31, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2012

The following bullet point is added to the first paragraph of the section “Purchase and Redemption of Fund Shares—Reduction or Elimination of Up-Front Sales Charge on Class A Shares—Elimination of Sales Charge on Class A Shares”:

—

investors purchasing through a financial intermediary that has entered into an agreement with the Distributor to offer the Funds’ shares to self-directed investment brokerage accounts and that may or may not charge a transaction fee to its customers.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-SYMSAI-1012P

NUVEEN TRADEWINDS EMERGING MARKETS FUND

NUVEEN TRADEWINDS GLOBAL ALL-CAP FUND

NUVEEN TRADEWINDS GLOBAL RESOURCES FUND

NUVEEN TRADEWINDS INTERNATIONAL VALUE FUND

NUVEEN TRADEWINDS JAPAN FUND

SUPPLEMENT DATED OCTOBER 31, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2011

The following bullet point is added to the first paragraph of the section “Purchase and Redemption of Fund Shares—Class A Shares—Reduction or Elimination of Up-Front Sales Charge on Class A Shares—Elimination of Sales Charge on Class A Shares”:

—

investors purchasing through a financial intermediary that has entered into an agreement with the Distributor to offer the Funds’ shares to self-directed investment brokerage accounts and that may or may not charge a transaction fee to its customers.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-GRWSAI-1012P

NUVEEN TRADEWINDS SMALL-CAP OPPORTUNITIES FUND

SUPPLEMENT DATED OCTOBER 31, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 29, 2011

The following bullet point is added to the first paragraph of the section “Purchase and Redemption of Fund Shares—Class A Shares—Reduction or Elimination of Up-Front Sales Charge on Class A Shares—Elimination of Sales Charge on Class A Shares”:

—

investors purchasing through a financial intermediary that has entered into an agreement with the Distributor to offer the Fund’s shares to self-directed investment brokerage accounts and that may or may not charge a transaction fee to its customers.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-TSOSAI-1012P

NUVEEN WINSLOW LARGE-CAP GROWTH FUND

SUPPLEMENT DATED OCTOBER 31, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2011

The following bullet point is added to the first paragraph of the section “Purchase and Redemption of Fund Shares—Class A Shares—Reduction or Elimination of Up-Front Sales Charge on Class A Shares—Elimination of Sales Charge on Class A Shares”:

—

investors purchasing through a financial intermediary that has entered into an agreement with the Distributor to offer the Fund’s shares to self-directed investment brokerage accounts and that may or may not charge a transaction fee to its customers.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-WINSAI-1012P